Revenue from Contracts with Customers - Summary of Contract Balances (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Disclosure of contract assets liabilities [abstract]
Trade receivables (Note 15)	¥ 289,048	$ 44,666	¥ 737,067
Capitalized contract cost	127,704	19,734	136,457	$ 21,086	¥ 44,434
Contract liabilities (Note 24)	¥ 935,462	$ 144,556	¥ 436,622